RELATED PARTIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Salaries and bonuses	$ 83,266	$ 78,114	$ 66,366
Per diem compensation to members of the Board of Directors	2,432	2,538	2,351
Termination benefits	8,320	2,437	5,049
Total	$ 94,018	$ 83,089	$ 73,766